Long-Term Debt, net (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure of detailed information about borrowings [abstract]
Long-Term Debt, net - Consolidated statement of financial position
	Borrower	Loan Balance	Unamortized Debt Discount	Total Borrowings
(a)	Devocean Maritime LTD., Domina Maritime LTD., Dulac Maritime S.A., Artful Shipholding S.A. & Longevity Maritime Limited	37,000	(874)	36,126
(b)	Globus Maritime Ltd. – Firment Shipping Inc.	307	-	307
(c)	Globus Maritime Ltd. – Convertible Note	1,248	-	1,248

	Total at June 30, 2019	38,555	(874)	37,681
	Less: Current Portion	(1,248)	274	(974)
	Long-Term Portion	37,307	(600)	36,707

	Total at December 31, 2018	37,163	(295)	36,868
	Less: Current Portion	(35,663)	295	(35,368)
	Long-Term Portion	1,500	-	1,500

Long-Term Debt, net - Annual loan principal paymetns
	(a)	(b)	(c)	Total
June 30,	EnTrust	Firment	Convertible Note
2020	-	-	5,000	5,000
2021	2,985	800	-	3,785
2022 and thereafter	34,015	-	-	34,015
Total	37,000	800	5,000	42,800